Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2025
Accrued expenses and prepaid revenues [Abstract]
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2025	Dec 31, 2024
Interest expenses accrued	8,480	8,720
Other accrued expenses and prepaid revenue	101	78
Total	8,581	8,798